Other (Income)/Deductions - Net - Footnotes - Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains (losses), sale proceeds	$ 10,200	$ 4,300	$ 10,200
Debt Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains	666		138
Available-for-sale securities, gross realized losses	548	960	436
Private Equity Funds [Member]
Investment Holdings [Line Items]
Gain on sale of investments	2	3	39
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains		164	76
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Debt Securities [Member]
Investment Holdings [Line Items]
Gain (loss) on derivative instruments, net, pretax	(64)	937	323
Distribution Rights [Member]
Investment Holdings [Line Items]
Gain on disposition of intangible assets	$ 84	$ 90	$ 135